Securities (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Securities [Abstract]
Securities in Unrealized Loss Positions For Less Than Twelve Months, Qualitative Disclosure, Number of Positions	46
Securities in Unrealized Loss Positions For Twelve Months Or More, Qualitative Disclosure, Number of Positions	1
Deposit Liabilities, Collateral Issued, Financial Instruments	$ 181.6	$ 161.3
Available-for-sale Securities Pledged as Collateral	$ 5.3	$ 6.7